TAXES - Deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for expected credit losses	$ 559,886	$ 552,486
Net operating loss carryforward	953,897	901,272
Lease liabilities	11,269	36,118
Total deferred tax assets	1,525,052	1,489,876
Less: Valuation allowance	(824,528)	(775,415)	$ (455,323)	$ (441,549)
Deferred tax assets, net	700,524	714,461
Deferred tax liabilities:
Right-of-use assets	21,559	45,238
Total deferred tax liabilities	$ 21,559	$ 45,238